SIGNIFICANT ACCOUNTING POLICIES - Value added taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 SGD ($)
SIGNIFICANT ACCOUNTING POLICIES
GST rate	7.00%
Minimum taxable turnover for the past 12 months for gst rate of 7%	$ 1
Minimum taxable turnover in the next 12 months for gst rate of 7%	$ 1